Total
TIAA-CREF Quant International Small-Cap Equity Fund (Prospectus Summary) | TIAA-CREF Quant International Small-Cap Equity Fund
TIAA-CREF Quant International Small-Cap Equity Fund
Investment objective
The Fund seeks a favorable long-term total return, mainly through capital appreciation.
Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - TIAA-CREF Quant International Small-Cap Equity Fund (Prospectus Summary) - TIAA-CREF Quant International Small-Cap Equity Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Maximum sales charge imposed on purchases (percentage of offering price)	none	none	none	none	none	none
Maximum deferred sales charge	none	none	none	none	none	none
Maximum sales charge imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption or exchange fee	none	none	none	none	none	none
Account maintenance fee (annual fee on accounts under $2,000)	none	none	none	none	$ 15.00	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TIAA-CREF Quant International Small-Cap Equity Fund (Prospectus Summary) - TIAA-CREF Quant International Small-Cap Equity Fund		Institutional Class	Advisor Class		Premier Class	Retirement Class	Retail Class	Class W
Management fees		0.65%	0.65%		0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) fees		none	none		0.15%	none	0.25%	none
Other expenses		0.06%	0.14%	[1]	0.11%	0.31%	0.54%	0.06%
Total annual Fund operating expenses		0.71%	0.79%		0.91%	0.96%	1.44%	0.71%
Waivers and expense reimbursements	[2]	none	none		(0.01%)	none	(0.30%)	(0.71%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.71%	0.79%		0.90%	0.96%	1.14%	none
[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.75% of average daily net assets for Institutional Class shares; (ii) 0.90% of average daily net assets for Advisor Class shares; (iii) 0.90% of average daily net assets for Premier Class shares; (iv) 1.00% of average daily net assets for Retirement Class shares; (v) 1.14% of average daily net assets for Retail Class shares; and (vi) 0.75% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2022, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TIAA-CREF Quant International Small-Cap Equity Fund (Prospectus Summary) - TIAA-CREF Quant International Small-Cap Equity Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
1 Year	$ 73	$ 81	$ 92	$ 98	$ 116	none
3 Years	227	252	289	306	426	none
5 Years	395	439	503	531	758	none
10 Years	$ 883	$ 978	$ 1,119	$ 1,178	$ 1,698	none

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2020, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in small-cap equity securities of foreign issuers. In seeking a favorable long-term total return, the Fund will invest in securities that the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), believes have favorable prospects for long-term capital appreciation. A “small-cap” equity security is a security within the capitalization range of the companies included in the Fund’s benchmark index, the MSCI ACWI ex USA Small Cap® Index (the “Index”), at the time of purchase. The Fund may invest in equity securities of small companies across a wide range of sectors, growth rates and valuations. From time to time, Advisors reviews the Fund’s sector and country exposure against the Index to seek to control risk in relation to the Index. The Fund may invest in emerging markets to varying degrees, depending on stock-specific opportunities. The Fund considers investments of foreign issuers to generally include any one or more of the following: (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States, (3) companies organized outside of the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments. The Fund has a policy of maintaining investments of equity securities of foreign issuers in at least three countries other than the United States. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Advisors uses proprietary quantitative models, or models utilizing econometric and mathematical techniques based on financial and investment theories, to evaluate and score a broad universe of stocks in which the Fund invests. These models typically weigh many different variables, including the valuation of the individual stock versus the market or its peers, future earnings and sustainable growth prospects, and the price and volume trends of the stock. The score is used to form the portfolio, and the following additional inputs may also be considered: weightings of the stock and its corresponding sector in the benchmark, correlations of the stocks in the universe and trading costs. The Fund may purchase foreign equity securities denominated in U.S. dollars or in non-U.S. dollar currencies, and equity securities issued in connection with reorganizations and other special situations. Although Advisors does not anticipate that the Fund will have significant exposure to equity securities issued in connection with reorganizations and other special situations, the Fund is not subject to any preset limit.

The overall goal is to build a portfolio of stocks that generate a favorable long-term total return, while also managing the relative risk of the Fund versus the Index. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Advisors’ understanding of the interplay of market factors and does not assure the Fund will perform as intended. The markets or the prices of individual securities may be affected by factors not taken into account in Advisors’ analysis.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

•   Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

•   Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

•   Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies often have lower overall liquidity than securities of larger companies as a result of there being a smaller market for their securities, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when Advisors deems it appropriate.

•   Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

•   Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole and the risk that such quantitative analysis and modeling may not adequately take into account certain factors, may contain design flaws or inaccurate assumptions and may rely on inaccurate data inputs, which may result in losses to the Fund.

•   Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

•   Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Emerging market countries may also have less stringent regulation of accounting, auditing, financial reporting and recordkeeping requirements, which would affect the Fund’s ability to evaluate potential portfolio companies. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries. Moreover, legal remedies for investors in emerging markets may be more limited, and U.S. authorities may have less ability to bring actions against bad actors in emerging market countries.

•   Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame. Fund investments in securities of small-cap companies are often less liquid than Fund investments in securities of larger companies.

•   Special Situation Risk—Stocks of companies involved in acquisitions, consolidations, tender offers or exchanges, takeovers, reorganizations, mergers and other special situations can involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

•   Currency Risk—The risk that foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivative instruments that provide exposure to foreign currencies.

•   Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Advisor, Premier, Retirement, Retail and Class W classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2020, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org. For information on the effect of compensation paid to the Fund on performance, see the Financial highlights for the Fund in the non-summary portion of the Prospectus.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%) Quant International Small-Cap Equity Fund

Best quarter: 23.57%, for the quarter ended June 30, 2020. Worst quarter: -32.23%, for the quarter ended March 31, 2020.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2020
Average Annual Total Returns - TIAA-CREF Quant International Small-Cap Equity Fund (Prospectus Summary) - TIAA-CREF Quant International Small-Cap Equity Fund	Label	1 Year	Since Inception		Inception Date
MSCI ACWI ex USA Small Cap Index	MSCI ACWI ex USA Small Cap Index	14.24%	10.78%	[1]
Institutional Class		5.86%	6.91%		Dec. 09, 2016
Institutional Class | After Taxes on Distributions		5.31%	5.64%
Institutional Class | After Taxes on Distributions and Sales		3.77%	5.12%
Advisor Class		5.83%	6.84%		Dec. 09, 2016
Premier Class		5.70%	6.79%		Dec. 09, 2016
Retirement Class		5.68%	6.69%		Dec. 09, 2016
Retail Class		5.44%	6.47%		Dec. 09, 2016
Class W		6.55%	7.29%	[2]	Sep. 28, 2018
[1]	Performance is calculated from the inception date of the Institutional Class.
[2]

The performance shown for Class W that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class W has different expenses than the Institutional Class.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.